Supplemental Oil and gas Reserve Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Oil Reserve Information [Abstract]
Results of Operations for Oil and Gas Producing Activities
Income tax expense was determined by applying the statutory rates to pretax operating results.

	Year Ended	Year Ended
	December 31,	December 31,
	2013	2012
Production revenues	$10,942,270	$8,496,519
Production costs	(4,095,850)	(3,102,321)
Depletion and depreciation	(1,691,008)	(1,541,069)
Income tax	(1,752,840)	(1,305,513)
Results of operations for producing activities	$3,402,572	$2,547,616

Capitalized Costs Relating to Oil and Gas Producing Activities
The following table summarizes the Company’s capitalized costs of oil and gas properties.

	Year Ended	Year Ended
	December 31,	December 31,
	2013	2012
Unevaluated properties not subject to amortization	$-	$7,830,828
Properties subject to amortization	71,917,308	30,466,951
Capitalized costs	71,917,308	38,297,779
Accumulated depletion	(10,567,905)	(5,094,881)
Net capitalized costs	$61,349,403	$33,202,898

Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities
Cost incurred in property acquisition, exploration and development activities

	Year Ended	Year Ended
	December 31,	December 31,
	2013	2012
Acquisition of properties	$124,028	$-
Exploration costs	-	-
Development costs	7,484,419	10,247,539
Net capitalized costs	$7,608,447	$10,247,539

Schedule of Proved Developed and Undeveloped Oil and Gas Reserve Quantities
Although every reasonable effort is made to ensure that the reserve estimates are accurate, by their nature reserve estimates are generally less precise than other estimates presented in connection with financial statement disclosures.

	Year Ended	Year Ended
	December 31,	December 31,
	2013	2012
Proved reserves (BOE):
Beginning	2,927,000	2,714,150
Revisions of previous estimates	141,600	(193,059)
Purchase of minerals in place	2,685,517	-
Extension and discoveries	175,917	502,751
Sale of minerals in place	(4,800)	-
Sale of Rantoul Partners interest	-	-
Production	(120,634)	(96,842)
Ending	5,804,600	2,927,000

Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves
The standardized measure of discounted future net cash flows from our proved reserves for the periods presented in the financial statements is summarized below.

	Year Ended	Year Ended
	December 31,	December 31,
	2013	2012
Future production revenue	$413,965,250	$246,535,000
Future production costs	(122,957,721)	(69,131,000)
Future development costs	(20,017,885)	(11,766,000)
Future cash flows before income tax	270,989,644	165,638,000
Future income taxes	(56,111,563)	(33,550,000)
Future net cash flows	214,878,081	132,088,000
10% annual discount for estimating of future cash flows	(133,430,425)	(83,215,000)
Standardized measure of discounted net cash flows	$81,447,656	$48,873,000

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows
Additionally, the impact of changes to reflect current prices and costs of reserves proved in prior years could also be significant.

	Year Ended	Year Ended
	December 31,	December 31,
	2013	2012
Balance beginning of year	$48,872,561	$43,646,905
Sales, net of production costs	(6,846,420)	(5,394,198)
Net change in pricing and production costs	(11,143,669)	2,870,156
Net change in future estimated development costs	(2,281,285)	(1,001,445)
Purchase of minerals in place	32,687,100	-
Extensions and discoveries	3,342,922	11,274,543
Sale of minerals in place	(37,375)	-
Sale of Rantoul Partners interest	-	-
Revisions	1,357,734	(4,329,483)
Accretion of discount	16,563,800	5,324,900
Change in income tax	(1,067,712)	(3,518,817)
Balance end of year	$81,447,656	$48,872,561